Fair Value Measurements - Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Measurement Input Royalty Rate [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Fair value (in Dollars)
Valuation techniques	Relief-from-royalty method
Unobservable inputs	Royalty rate
Measurement Input Royalty Rate [Member] | Minimum [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Range of discount rates	0.00%
Measurement Input Royalty Rate [Member] | Maximum [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Range of discount rates	0.00%
Measurement Input, Discount Rate [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Unobservable inputs	Discount rate
Measurement Input, Discount Rate [Member] | Minimum [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Range of discount rates	13.50%
Measurement Input, Discount Rate [Member] | Maximum [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Range of discount rates	13.50%
Measurement Input Terminal Growth Rate [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Unobservable inputs	Revenue growth rate
Measurement Input Terminal Growth Rate [Member] | Minimum [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Range of discount rates	3.00%
Measurement Input Terminal Growth Rate [Member] | Maximum [Member]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name [Line Items]
Range of discount rates	3.00%